SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Translation of Foreign Currencies

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Period-end SGD: US$1 exchange rate	1.2841	1.3603	1.3186
Period-end MYR: US$1 exchange rate*	4.0572	4.4703	4.5912
Period-end AUD: US$1 exchange rate*	1.4937	1.6094	-
Period-end VND: US$1 exchange rate*	26302.7448	25497.6570	-
Period-end GBP: US$1 exchange rate*	0.7428	0.7967	-
Period-end AED: US$1 exchange rate*	3.6731	3.6725	-
Period-end KRW: US$1 exchange rate*	1441.1897	1473.7811	-
Period-end THB: US$1 exchange rate**	31.4715	-	-
Period-end HKD: US$1 exchange rate**	7.7824	-	-
Period-end EUR: US$1 exchange rate**	0.8517	-	-

	For year ended December 31, 2025	For year ended December 31, 2024	For year ended December 31, 2023
Period-average SGD: US$1 exchange rate	1.3056	1.3380	1.3414
Period-average MYR: US$1 exchange rate*	4.2621	4.5563	4.5617
Period-average AUD: US$1 exchange rate*	1.5503	1.5211	-
Period-average VND: US$1 exchange rate*	26011.3227	25084.5233	-
Period-average GBP: US$1 exchange rate*	0.7572	0.7819	-
Period-average AED: US$1 exchange rate*	3.6730	3.6730	-
Period-average KRW: US$1 exchange rate*	1421.4662	1368.5305	-
Period-average THB: US$1 exchange rate**	32.8127	-	-
Period-average HKD: US$1 exchange rate**	7.7959	-	-
Period-average EUR: US$1 exchange rate**	0.8850	-	-

*	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.

**	Other currencies are relevant as of December 31, 2025, due to the establishment of subsidiaries in the region, with no subsidiaries in THB, HKD and EUR prior to January 1, 2025.

Schedule of Estimated Useful Lives for the Current and Comparative Years

The estimated useful lives for the current and comparative years are as follows:

Cleaning machinery	3 - 5 years
Computers hardware	1 - 3 years
Furniture and fittings	3 years
Office renovation	3 years
Office equipment	3 years